Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 1.9%
Amercian Airlines Inc / AAdvantage Loyalty IP Ltd, 5.5000%, 4/20/26 (144A)	$4,091,000	$4,121,683
Amercian Airlines Inc / AAdvantage Loyalty IP Ltd, 5.7500%, 4/20/29 (144A)	3,035,000	3,023,619
MED Trust 2021-MDLN F,
ICE LIBOR USD 1 Month + 4.0000%, 4.3970%, 11/15/38 (144A)‡	14,498,000	14,141,595
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $21,624,000)		21,286,897
Bank Loans and Mezzanine Loans– 2.8%
Basic Industry – 0.2%
Aruba Investments Holdings LLC,
ICE LIBOR USD 3 Month + 7.7500%, 8.5000%, 11/24/28‡	2,497,000	2,465,788
Capital Goods – 0.5%
Arcline FM Holdings LLC, ICE LIBOR USD 1 Month + 4.7500%, 5.5000%, 6/23/28‡	2,897,440	2,855,195
Arcline FM Holdings LLC, ICE LIBOR USD 3 Month + 8.2500%, 9.0000%, 6/25/29‡	2,582,000	2,543,270
		5,398,465
Consumer Cyclical – 0.9%
Boardriders Inc,
ICE LIBOR USD 3 Month + 8.0000%, 9.0000% (8.45% Cash or 9.00% PIK), 4/23/24‡,Ø,¢	347,146	347,146
Mic Glen LLC, ICE LIBOR USD 1 Month + 6.7500%, 7.2500%, 7/20/29‡	3,064,676	3,001,851
Tacala Investment Corp, ICE LIBOR USD 1 Month + 7.5000%, 8.2500%, 2/4/28‡	6,817,969	6,681,609
		10,030,606
Consumer Non-Cyclical – 0%
National Mentor Holdings Inc,
ICE LIBOR USD 3 Month + 7.2500%, 8.2600%, 3/2/29‡	253,037	244,181
Diversified Financial Services – 0.4%
Luxembourg Investment Co 428 Sarl, SOFR + 5.0000%, 5.5000%, 1/3/29‡	4,421,262	4,338,363
Technology – 0.6%
Magenta Buyer LLC, ICE LIBOR USD 3 Month + 8.2500%, 9.0000%, 7/27/29‡	4,138,000	4,091,448
Mitchell International Inc,
ICE LIBOR USD 3 Month + 3.7500%, 4.2500%, 10/15/28‡	2,362,000	2,320,405
		6,411,853
Transportation – 0.2%
AAdvantage Loyalty IP Ltd,
ICE LIBOR USD 3 Month + 4.7500%, 5.5000%, 4/20/28‡	2,108,000	2,132,368
Total Bank Loans and Mezzanine Loans (cost $31,112,021)		31,021,624
Corporate Bonds– 87.8%
Banking – 1.1%
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.4170%, 3.8750%‡,µ	3,021,000	2,847,293
Credit Suisse Group AG,
US Treasury Yield Curve Rate 5 Year + 3.5540%, 4.5000% (144A)‡,#,µ	4,532,000	3,925,845
SVB Financial Group,
US Treasury Yield Curve Rate 5 Year + 3.0740%, 4.2500%‡,µ	5,915,000	5,471,375
		12,244,513
Basic Industry – 7.7%
Allegheny Technologies Inc, 5.1250%, 10/1/31	6,639,000	6,225,589
Arconic Rolled Products, 6.1250%, 2/15/28 (144A)	6,001,000	6,021,193
Axalta Coating Systems Ltd, 3.3750%, 2/15/29 (144A)	6,361,000	5,592,591
Carpenter Technology Corp, 7.6250%, 3/15/30	5,233,000	5,358,121
Compass Minerals International Inc, 6.7500%, 12/1/27 (144A)	3,335,000	3,377,021
Diamond BC BV, 4.6250%, 10/1/29 (144A)	10,152,000	9,111,420
Element Solutions Inc, 3.8750%, 9/1/28 (144A)	2,999,000	2,800,316
First Quantum Minerals Ltd, 7.5000%, 4/1/25 (144A)	7,497,000	7,609,455
FMG Resources (August 2006) Pty Ltd, 4.3750%, 4/1/31 (144A)	4,151,000	3,926,431
Herens Holdco Sarl, 4.7500%, 5/15/28 (144A)	1,085,000	972,952
Hudbay Minerals Inc, 4.5000%, 4/1/26 (144A)	4,705,000	4,571,707
Hudbay Minerals Inc, 6.1250%, 4/1/29 (144A)	5,384,000	5,545,520
INEOS Quattro Finance 2 PLC, 3.3750%, 1/15/26 (144A)	2,870,000	2,672,114
Ingevity Corp, 3.8750%, 11/1/28 (144A)	1,688,000	1,525,665
Kaiser Aluminum Corp, 4.5000%, 6/1/31 (144A)	3,455,000	3,114,993
Kobe US Midco 2 Inc, 9.2500% (9.25% Cash or 10.00% PIK), 11/1/26 (144A)Ø	2,383,000	2,311,510
Novelis Corp, 3.8750%, 8/15/31 (144A)	2,282,000	2,087,254
Olympus Water US Holding Corp, 6.2500%, 10/1/29 (144A)#	2,804,000	2,481,540
PMHC II Inc, 9.0000%, 2/15/30 (144A)	3,907,000	3,438,160
Polar US Borrower LLC, 6.7500%, 5/15/26 (144A)	6,188,000	5,275,270
W R Grace Holdings LLC, 4.8750%, 6/15/27 (144A)	1,779,000	1,740,663
		85,759,485
Brokerage – 2.1%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 3.1680%, 4.0000%‡,µ	3,722,000	3,563,815

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Brokerage– (continued)
Coinbase Global Inc, 3.3750%, 10/1/28 (144A)#	$4,238,000	$3,743,955
Coinbase Global Inc, 3.6250%, 10/1/31 (144A)	3,778,000	3,220,745
Compass Group Diversified Holdings LLC, 5.2500%, 4/15/29 (144A)	2,644,000	2,485,360
Jane Street Group / JSG Finance Inc, 4.5000%, 11/15/29 (144A)	5,303,000	5,025,176
LPL Holdings Inc, 4.3750%, 5/15/31 (144A)	5,976,000	5,778,463
		23,817,514
Building Products – 0.6%
TopBuild Corp, 4.1250%, 2/15/32 (144A)	7,501,000	6,797,781
Capital Goods – 8.2%
ABC Supply Co Inc, 4.0000%, 1/15/28 (144A)	3,033,000	2,913,773
APi Group DE Inc, 4.1250%, 7/15/29 (144A)	3,763,000	3,467,981
ARD Finance SA, 6.5000% (6.50% Cash or 7.25% PIK), 6/30/27 (144A)Ø	10,318,578	9,435,050
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	6,942,000	6,417,011
Atkore Inc, 4.2500%, 6/1/31 (144A)	1,200,000	1,116,000
Builders FirstSource Inc, 4.2500%, 2/1/32 (144A)	4,778,000	4,449,512
Covert Mergeco Inc, 4.8750%, 12/1/29 (144A)	4,365,000	4,167,266
CP Atlas Buyer Inc, 7.0000%, 12/1/28 (144A)	3,532,000	3,011,524
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)	2,762,000	2,767,165
LABL Inc, 8.2500%, 11/1/29 (144A)	7,182,000	6,338,115
Madison IAQ LLC, 5.8750%, 6/30/29 (144A)	4,826,000	4,331,335
New Enterprise Stone & Lime Co Inc, 5.2500%, 7/15/28 (144A)	5,033,000	4,838,626
PECF USS Intermediate Holding III Corp, 8.0000%, 11/15/29 (144A)#	6,725,000	6,489,625
SRS Distribution Inc, 6.1250%, 7/1/29 (144A)	1,465,000	1,351,463
SRS Distribution Inc, 6.0000%, 12/1/29 (144A)	1,887,000	1,745,475
Standard Industries Inc/NJ, 3.3750%, 1/15/31 (144A)	13,213,000	11,568,889
Summit Materials LLC / Summit Materials Finance Corp,
5.2500%, 1/15/29 (144A)	1,418,000	1,400,275
Titan International Inc, 7.0000%, 4/30/28	3,937,000	3,949,638
TransDigm Inc, 4.8750%, 5/1/29	7,570,000	7,095,134
Vertical US Newco Inc, 5.2500%, 7/15/27 (144A)	3,245,000	3,209,402
White Cap Parent LLC, 8.2500% (8.25% Cash or 9.00% PIK), 3/15/26 (144A)Ø	1,783,000	1,751,798
		91,815,057
Communications – 14.8%
Altice Financing SA, 5.0000%, 1/15/28 (144A)	6,351,000	5,692,719
Altice France Holding SA, 10.5000%, 5/15/27 (144A)	4,585,000	4,798,225
Altice France SA, 5.1250%, 7/15/29 (144A)	6,400,000	5,736,000
Altice France SA, 5.5000%, 10/15/29 (144A)	1,837,000	1,648,303
Block Communications Inc, 4.8750%, 3/1/28 (144A)	6,753,000	6,516,645
CCO Holdings LLC / CCO Holdings Capital Corp, 5.1250%, 5/1/27 (144A)	5,136,000	5,143,576
CCO Holdings LLC / CCO Holdings Capital Corp, 5.0000%, 2/1/28 (144A)	3,551,000	3,513,715
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 8/15/30 (144A)	4,365,000	4,095,647
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 5/1/32	3,005,000	2,748,674
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 6/1/33 (144A)	5,033,000	4,517,117
Connect Finco Sarl / Connect US Finco LLC, 6.7500%, 10/1/26 (144A)	7,453,000	7,582,608
Consolidated Communications Inc, 5.0000%, 10/1/28 (144A)	4,560,000	3,924,290
CSC Holdings LLC, 5.3750%, 2/1/28 (144A)	6,534,000	6,341,639
CSC Holdings LLC, 7.5000%, 4/1/28 (144A)	5,522,000	5,425,365
CSC Holdings LLC, 4.6250%, 12/1/30 (144A)	5,424,000	4,536,037
Directv Financing LLC / Directv Financing Co-Obligor Inc,
5.8750%, 8/15/27 (144A)	3,396,000	3,340,815
DISH DBS Corp, 5.1250%, 6/1/29	3,196,000	2,721,682
Front Range BidCo Inc, 4.0000%, 3/1/27 (144A)	4,726,000	4,349,007
Front Range BidCo Inc, 6.1250%, 3/1/28 (144A)	5,470,000	4,895,650
GCI LLC, 4.7500%, 10/15/28 (144A)	6,538,000	6,382,788
Gray Escrow II Inc, 5.3750%, 11/15/31 (144A)#	2,409,000	2,303,522
Gray Television Inc, 4.7500%, 10/15/30 (144A)	8,831,000	8,201,791
Lamar Media Corp, 3.6250%, 1/15/31	3,268,000	3,000,449
LCPR Senior Secured Financing DAC, 6.7500%, 10/15/27 (144A)	3,290,000	3,379,817
LCPR Senior Secured Financing DAC, 5.1250%, 7/15/29 (144A)	3,397,000	3,243,099
Level 3 Financing Inc, 3.6250%, 1/15/29 (144A)	4,574,000	4,002,250
Liberty Interactive LLC, 8.2500%, 2/1/30	8,952,000	8,174,161
News Corp, 3.8750%, 5/15/29 (144A)	1,385,000	1,308,825
News Corp, 5.1250%, 2/15/32 (144A)	1,436,000	1,443,640
Nexstar Broadcasting Inc, 4.7500%, 11/1/28 (144A)	3,650,000	3,535,938
Scripps Escrow II Inc, 3.8750%, 1/15/29 (144A)	1,861,000	1,729,334
Scripps Escrow II Inc, 5.3750%, 1/15/31 (144A)#	6,479,000	6,203,642
Scripps Escrow Inc, 5.8750%, 7/15/27 (144A)	2,482,000	2,483,886
Sirius XM Radio Inc, 4.0000%, 7/15/28 (144A)	5,501,000	5,225,950
Twitter Inc, 5.0000%, 3/1/30 (144A)	489,000	486,555
Uniti Group LP / Uniti Group Finance Inc, 6.5000%, 2/15/29 (144A)	3,918,000	3,652,947
Virgin Media Finance PLC, 5.0000%, 7/15/30 (144A)	3,142,000	2,967,603
Windstream Escrow LLC, 7.7500%, 8/15/28 (144A)	4,499,000	4,582,591

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Communications– (continued)
Ziggo BV, 5.1250%, 2/28/30 (144A)	$6,300,000	$5,862,969
		165,699,471
Construction & Engineering – 0.2%
Arcosa Inc, 4.3750%, 4/15/29 (144A)	1,885,000	1,788,394
Consumer Cyclical – 16.7%
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30 (144A)	3,001,000	2,707,007
Allied Universal Holdco LLC / Allied Universal Finance Corp,
6.0000%, 6/1/29 (144A)	2,986,000	2,634,145
APX Group Inc, 5.7500%, 7/15/29 (144A)#	2,110,000	1,925,016
Arko Corp, 5.1250%, 11/15/29 (144A)	5,381,000	4,896,710
Carnival Corp, 7.6250%, 3/1/26 (144A)	3,165,000	3,185,667
Carrols Restaurant Group Inc, 5.8750%, 7/1/29 (144A)	3,655,000	2,978,825
Carvana Co, 5.5000%, 4/15/27 (144A)#	4,501,000	4,017,143
Carvana Co, 4.8750%, 9/1/29 (144A)	5,807,000	4,795,624
CDI Escrow Issuer LLC, 5.7500%, 4/1/30 (144A)	3,727,000	3,764,270
Century Communities Inc, 3.8750%, 8/15/29 (144A)	3,890,000	3,488,360
Dornoch Debt Merger Sub Inc, 6.6250%, 10/15/29 (144A)	4,732,000	4,114,332
Fertitta Entertainment Inc, 6.7500%, 1/15/30 (144A)	4,506,000	4,145,385
Ford Motor Co, 4.7500%, 1/15/43	3,716,000	3,375,094
Ford Motor Credit Co LLC, 3.6250%, 6/17/31	7,239,000	6,538,808
Full House Resorts Inc, 8.2500%, 2/15/28 (144A)	8,248,000	8,433,580
Garda World Security Corp, 6.0000%, 6/1/29 (144A)	3,119,000	2,801,689
General Motors Financial Co Inc,
ICE LIBOR USD 3 Month + 3.5980%, 5.7500%‡,#,µ	4,793,000	4,781,017
GoDaddy Operating Co LLC / GD Finance Co Inc, 3.5000%, 3/1/29 (144A)	2,407,000	2,213,164
Goodyear Tire & Rubber Co/The, 5.2500%, 4/30/31#	5,088,000	4,763,716
Jaguar Land Rover Automotive PLC, 7.7500%, 10/15/25 (144A)	2,707,000	2,799,173
Jaguar Land Rover Automotive PLC, 5.8750%, 1/15/28 (144A)	3,580,000	3,286,709
LGI Homes Inc, 4.0000%, 7/15/29 (144A)	1,873,000	1,644,475
Life Time Inc, 5.7500%, 1/15/26 (144A)	4,464,000	4,459,491
Life Time Inc, 8.0000%, 4/15/26 (144A)	2,874,000	2,869,416
Lithia Motors Inc, 4.3750%, 1/15/31 (144A)	5,829,000	5,632,271
LSF9 Atlantis Holdings LLC / Victra Finance Corp, 7.7500%, 2/15/26 (144A)	8,536,000	8,200,236
Macy's Retail Holdings Inc, 5.8750%, 3/15/30 (144A)	1,026,000	1,012,159
Macy's Retail Holdings Inc, 6.1250%, 3/15/32 (144A)	1,060,000	1,046,750
Michael Cos Inc/The, 7.8750%, 5/1/29 (144A)	1,917,000	1,641,431
Nordstrom Inc, 5.0000%, 1/15/44#	3,923,000	3,512,615
Papa John's International Inc, 3.8750%, 9/15/29 (144A)	2,495,000	2,290,210
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp,
5.6250%, 9/1/29 (144A)	8,086,000	6,949,513
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp,
5.8750%, 9/1/31 (144A)	8,082,000	6,899,199
Prime Security Services Borrower LLC / Prime Finance Inc,
3.3750%, 8/31/27 (144A)	2,018,000	1,846,248
Realogy Group LLC / Realogy Co-Issuer Corp, 5.7500%, 1/15/29 (144A)	2,789,000	2,628,633
Rent-A-Center Inc, 6.3750%, 2/15/29 (144A)#	5,476,000	5,010,540
Service Corp International/US, 3.3750%, 8/15/30	4,166,000	3,753,066
Service Corporation International, 4.0000%, 5/15/31	1,722,000	1,602,028
Shea Homes LP / Shea Homes Funding Corp, 4.7500%, 4/1/29 (144A)	6,203,000	5,801,325
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp,
5.8750%, 5/15/25 (144A)	2,744,000	2,702,840
Taylor Morrison Home Corp, 5.1250%, 8/1/30 (144A)	1,293,000	1,263,908
Uber Technologies Inc, 4.5000%, 8/15/29 (144A)	3,259,000	3,055,313
VICI Properties LP / VICI Note Co Inc, 4.1250%, 8/15/30 (144A)	6,402,000	6,180,235
Victoria's Secret & Co, 4.6250%, 7/15/29 (144A)	4,255,000	3,832,755
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28 (144A)	3,510,000	3,235,009
Wendy's International LLC, 7.0000%, 12/15/25	2,072,000	2,242,940
Wyndham Destinations Inc, 6.6000%, 10/1/25	4,492,000	4,771,133
Wyndham Destinations Inc, 6.6250%, 7/31/26 (144A)	3,691,000	3,847,868
Wynn Macau Ltd, 5.6250%, 8/26/28 (144A)	2,232,000	1,939,072
Yum! Brands Inc, 3.6250%, 3/15/31	2,938,000	2,678,993
Yum! Brands Inc, 5.3750%, 4/1/32	2,691,000	2,697,082
		186,892,188
Consumer Non-Cyclical – 11.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
4.6250%, 1/15/27 (144A)	4,546,000	4,394,686
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
4.8750%, 2/15/30 (144A)	6,849,000	6,669,214
Bausch Health Americas Inc, 8.5000%, 1/31/27 (144A)#	3,884,000	3,873,397
Bausch Health Cos Inc, 9.0000%, 12/15/25 (144A)	5,168,000	5,354,436
Bausch Health Cos Inc, 5.0000%, 1/30/28 (144A)	1,333,000	1,097,819
BellRing Brands Inc, 7.0000%, 3/15/30 (144A)	2,236,000	2,283,515
CHS / Community Health Systems Inc, 6.8750%, 4/15/29 (144A)	8,600,000	8,449,500

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
CHS / Community Health Systems Inc, 5.2500%, 5/15/30 (144A)	$3,529,000	$3,387,099
DaVita Inc, 3.7500%, 2/15/31 (144A)	4,402,000	3,851,750
Hadrian Merger Sub Inc, 8.5000%, 5/1/26 (144A)	5,312,000	5,338,560
HLF Financing Sarl LLC / Herbalife International Inc,
4.8750%, 6/1/29 (144A)	4,229,000	3,709,552
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	5,216,000	5,332,212
Kraft Heinz Foods Co, 4.3750%, 6/1/46	1,408,000	1,390,597
Kraft Heinz Foods Co, 4.8750%, 10/1/49	1,218,000	1,283,321
ModivCare Escrow Issuer Inc, 5.0000%, 10/1/29 (144A)#	6,261,000	5,836,567
Mozart Debt Merger Sub Inc, 5.2500%, 10/1/29 (144A)	11,993,000	11,149,532
Organon Finance 1 LLC, 4.1250%, 4/30/28 (144A)	7,148,000	6,809,935
Organon Finance 1 LLC, 5.1250%, 4/30/31 (144A)	8,894,000	8,582,710
Pilgrim's Pride Corp, 3.5000%, 3/1/32 (144A)	3,776,000	3,296,391
Post Holdings Inc, 4.5000%, 9/15/31 (144A)	2,775,000	2,458,622
Prime Healthcare Services Inc, 7.2500%, 11/1/25 (144A)	1,735,000	1,778,358
Providence Service Corp, 5.8750%, 11/15/25 (144A)	3,232,000	3,263,286
Syneos Health Inc, 3.6250%, 1/15/29 (144A)#	4,968,000	4,589,190
Tenet Healthcare Corp, 4.8750%, 1/1/26 (144A)	4,811,000	4,853,096
Tenet Healthcare Corp, 4.2500%, 6/1/29 (144A)	4,834,000	4,634,597
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36#	2,061,000	2,081,610
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	9,084,000	8,224,563
Teva Pharmaceutical Industries Ltd, 4.7500%, 5/9/27	3,043,000	2,921,128
Teva Pharmaceutical Industries Ltd, 5.1250%, 5/9/29	2,400,000	2,306,928
		129,202,171
Electric – 0.5%
TerraForm Power Operating LLC, 4.7500%, 1/15/30 (144A)	5,648,000	5,508,494
Energy – 11.8%
Antero Resources Corp, 7.6250%, 2/1/29 (144A)	2,214,000	2,393,179
Antero Resources Corp, 5.3750%, 3/1/30 (144A)#	2,072,000	2,116,030
Apache Corp, 4.2500%, 1/15/30	5,720,000	5,765,846
Archrock Partners LP / Archrock Partners Finance Corp,
6.8750%, 4/1/27 (144A)	2,299,000	2,324,795
DT Midstream Inc, 4.1250%, 6/15/29 (144A)	5,772,000	5,534,222
DT Midstream Inc, 4.3750%, 6/15/31 (144A)	3,493,000	3,344,548
Endeavor Energy Resources LP / EER Finance Inc, 6.6250%, 7/15/25 (144A)	3,305,000	3,428,938
EnLink Midstream LLC, 5.6250%, 1/15/28 (144A)	3,008,000	3,068,160
EnLink Midstream LLC, 5.3750%, 6/1/29	3,667,000	3,657,833
EnLink Midstream Partners LP, 4.1500%, 6/1/25	7,196,000	7,171,030
EQM Midstream Partners LP, 4.7500%, 1/15/31 (144A)	2,911,000	2,721,785
Great Western Petroleum LLC / Great Western Finance Corp,
12.0000%, 9/1/25 (144A)	4,759,000	5,306,285
Hess Midstream Operations LP, 5.6250%, 2/15/26 (144A)	5,283,000	5,420,094
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	3,957,000	3,954,408
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A)	2,041,000	1,925,888
Howard Midstream Energy Partners LLC, 6.7500%, 1/15/27 (144A)	3,530,000	3,459,400
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp,
6.0000%, 8/1/26 (144A)	5,565,000	5,668,787
NGL Energy Partners LP / NGL Energy Finance Corp, 7.5000%, 2/1/26 (144A)	7,595,000	7,471,126
Occidental Petroleum Corp, 6.3750%, 9/1/28	3,109,000	3,501,511
Occidental Petroleum Corp, 6.6250%, 9/1/30	6,639,000	7,618,252
Range Resources Corp, 4.8750%, 5/15/25	1,220,000	1,234,843
Range Resources Corp, 4.7500%, 2/15/30 (144A)#	902,000	895,848
Rockies Express Pipeline LLC, 4.9500%, 7/15/29 (144A)	1,117,000	1,082,083
Southwestern Energy Co, 5.3750%, 3/15/30	2,915,000	2,962,252
Southwestern Energy Co, 4.7500%, 2/1/32	2,930,000	2,926,338
Sunoco LP / Sunoco Finance Corp, 4.5000%, 5/15/29	2,767,000	2,610,485
Sunoco LP / Sunoco Finance Corp, 4.5000%, 4/30/30 (144A)	7,608,000	7,009,136
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 1/15/28 (144A)	6,557,000	6,343,897
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
6.0000%, 9/1/31 (144A)	5,083,000	4,893,658
Viper Energy Partners LP, 5.3750%, 11/1/27 (144A)	5,282,000	5,380,298
Western Midstream Operating LP, 5.3000%, 2/1/30Ç	9,459,000	9,411,705
Western Midstream Operating LP, 5.4500%, 4/1/44	1,319,000	1,337,149
		131,939,809
Finance Companies – 2.3%
Fortress Transportation and Infrastructure Investors LLC,
9.7500%, 8/1/27 (144A)	3,164,000	3,305,636
Navient Corp, 5.5000%, 3/15/29	3,015,000	2,807,719
OneMain Finance Corp, 6.6250%, 1/15/28	962,000	1,007,695
OneMain Finance Corp, 4.0000%, 9/15/30#	3,097,000	2,733,103
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	7,209,000	6,524,145
Springleaf Finance Corp, 8.8750%, 6/1/25	3,936,000	4,146,761

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Finance Companies– (continued)
Springleaf Finance Corp, 5.3750%, 11/15/29	$5,769,000	$5,604,987
		26,130,046
Industrial – 0.5%
Tutor Perini Corp, 6.8750%, 5/1/25 (144A)#	5,765,000	5,482,976
Information Technology Services – 0.3%
KBR Inc, 4.7500%, 9/30/28 (144A)	3,636,000	3,544,882
Insurance – 0.3%
Ryan Specialty Group LLC, 4.3750%, 2/1/30 (144A)	4,006,000	3,785,670
Real Estate Investment Trusts (REITs) – 0.3%
Global Net Lease Inc / Global Net Lease Operating Partnership LP,
3.7500%, 12/15/27 (144A)	3,787,000	3,483,951
Technology – 6.1%
Austin BidCo Inc, 7.1250%, 12/15/28 (144A)	4,562,000	4,242,660
CA Magnum Holdings, 5.3750%, 10/31/26 (144A)#	1,781,000	1,754,285
Ciena Corp, 4.0000%, 1/31/30 (144A)	7,838,000	7,544,075
Corelogic Inc, 4.5000%, 5/1/28 (144A)#	3,011,000	2,838,771
Endure Digital Inc, 6.0000%, 2/15/29 (144A)	3,793,000	3,271,576
Entegris Inc, 3.6250%, 5/1/29 (144A)#	5,214,000	4,878,531
II-VI Inc, 5.0000%, 12/15/29 (144A)	8,112,000	7,929,480
ION Trading Technologies Sarl, 5.7500%, 5/15/28 (144A)	6,839,000	6,591,086
Iron Mountain Inc, 4.8750%, 9/15/27 (144A)	2,875,000	2,842,656
Iron Mountain Inc, 5.2500%, 7/15/30 (144A)	4,715,000	4,620,700
Minerva Merger Sub Inc, 6.5000%, 2/15/30 (144A)	2,248,000	2,180,841
MSCI Inc, 3.6250%, 11/1/31 (144A)	4,375,000	4,117,969
NCR Corp, 5.1250%, 4/15/29 (144A)	3,173,000	3,050,332
Seagate HDD Cayman, 4.1250%, 1/15/31	4,726,000	4,477,885
Seagate HDD Cayman, 3.3750%, 7/15/31	5,450,000	4,845,677
Square Inc, 3.5000%, 6/1/31 (144A)#	2,911,000	2,663,565
		67,850,089
Transportation – 2.7%
Cargo Aircraft Management Inc, 4.7500%, 2/1/28 (144A)	11,536,000	11,260,059
Delta Air Lines Inc, 7.3750%, 1/15/26	2,482,000	2,695,415
Delta Air Lines Inc, 3.7500%, 10/28/29	1,015,000	926,969
First Student Bidco Inc / First Transit Parent Inc, 4.0000%, 7/31/29 (144A)	2,429,000	2,265,091
United Airlines Holdings Inc, 4.8750%, 1/15/25#	7,579,000	7,547,396
Watco Cos LLC / Watco Finance Corp, 6.5000%, 6/15/27 (144A)	5,383,000	5,292,404
		29,987,334
Total Corporate Bonds (cost $1,023,516,418)		981,729,825
Convertible Corporate Bonds– 0.7%
Air Freight & Logistics – 0.2%
Air Transport Services Group, 1.1250%, 10/15/24	1,926,000	2,282,406
Information Technology Services – 0.3%
Shift4 Payments Inc, 0.5000%, 8/1/27 (144A)	3,800,000	3,313,600
Pharmaceuticals – 0.2%
Jazz Investments I Ltd, 1.5000%, 8/15/24#	1,754,000	1,789,080
Total Convertible Corporate Bonds (cost $7,136,560)		7,385,086
Common Stocks– 3.1%
Chemicals – 0.9%
Element Solutions Inc	215,785	4,725,691
Tronox Holdings PLC - Class A	248,319	4,914,233
		9,639,924
Electronic Equipment, Instruments & Components – 0.4%
II-VI Inc*	60,438	4,381,151
Hotels, Restaurants & Leisure – 1.0%
Bally's Corp*	127,058	3,905,763
Caesars Entertainment Inc*	59,270	4,585,127
Vail Resorts Inc	9,808	2,552,728
		11,043,618
Media – 0.1%
Altice USA Inc*	130,967	1,634,468
Semiconductor & Semiconductor Equipment – 0.7%
Advanced Micro Devices Inc*	47,409	5,183,700
NVIDIA Corp	10,334	2,819,735
		8,003,435
Total Common Stocks (cost $40,734,147)		34,702,596
Preferred Stocks– 0.2%
Consumer Cyclical – 0.2%
Quiksilver Inc¢((cost $2,633,063)	3,097,721	2,633,063
Convertible Preferred Stocks– 0.6%
Health Care Equipment & Supplies – 0.6%
Becton Dickinson and Co, 6.0000%, 6/1/23#((cost $6,246,542)	116,150	6,171,049

Shares or Principal Amounts		Value
Investment Companies– 2.2%
Money Markets – 2.2%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $24,655,997)	24,653,532	$24,655,997
Investments Purchased with Cash Collateral from Securities Lending– 3.5%
Investment Companies – 2.8%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	30,936,769	30,936,769
Time Deposits – 0.7%
Royal Bank of Canada, 0.2900%, 4/1/22	$8,452,377	8,452,377
Total Investments Purchased with Cash Collateral from Securities Lending (cost $39,389,146)		39,389,146
Total Investments (total cost $1,197,047,894) – 102.8%		1,148,975,283
Liabilities, net of Cash, Receivables and Other Assets – (2.8)%		(31,314,610)
Net Assets – 100%		$1,117,660,673

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,031,066,767	89.7%
Luxembourg	31,828,395	2.8
United Kingdom	19,308,207	1.7
Israel	15,534,229	1.3
Peru	10,117,227	0.9
Zambia	7,609,455	0.7
France	7,384,303	0.6
Netherlands	5,862,969	0.5
Canada	5,508,696	0.5
Australia	3,926,431	0.3
Switzerland	3,925,845	0.3
Germany	3,209,402	0.3
Macao	1,939,072	0.2
India	1,754,285	0.2

Total	$1,148,975,283	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 2.2%
Money Markets - 2.2%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$20,017	$109	$(109)	$24,655,997
Investments Purchased with Cash Collateral from Securities Lending - 2.8%
Investment Companies - 2.8%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	202,408∆	-	-	30,936,769
Total Affiliated Investments - 5.0%	$222,425	$109	$(109)	$55,592,766

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 2.2%
Money Markets - 2.2%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	22,896,230	417,311,063	(415,551,296)	24,655,997
Investments Purchased with Cash Collateral from Securities Lending - 2.8%
Investment Companies - 2.8%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	17,503,656	124,237,570	(110,804,457)	30,936,769

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2022

Credit default swaps:
Average notional value - buy protection	$ (337,140)
Average notional value - sell protection	408,820
Forward foreign currency exchange contracts:
Average amounts sold - in USD	1,122,849
Futures contracts:
Average notional value of contracts - long	13,822,805
Average notional value of contracts - short	12,066,983

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $811,258,901, which represents 72.6% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2022 is $2,980,209, which represents 0.3% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$21,286,897	$-
Bank Loans and Mezzanine Loans	-	30,674,478	347,146
Corporate Bonds	-	981,729,825	-
Convertible Corporate Bonds	-	7,385,086	-
Common Stocks	34,702,596	-	-
Preferred Stocks	-	-	2,633,063
Convertible Preferred Stocks	-	6,171,049	-
Investment Companies	-	24,655,997	-
Investments Purchased with Cash Collateral from Securities Lending	-	39,389,146	-
Total Assets	$34,702,596	$1,111,292,478	$2,980,209

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2022.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70279 05-22